Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	96,479	$ 20,920,506
		$ 20,920,506
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	148,212	$ 16,407,068
		$ 16,407,068
Auto Components — 0.8%
Aptiv PLC(1)	137,793	$ 14,453,108
		$ 14,453,108
Automobiles — 1.1%
Tesla, Inc.(1)	24,036	$ 21,426,892
		$ 21,426,892
Banks — 5.9%
Bank of America Corp.(2)	662,547	$ 22,400,714
JPMorgan Chase & Co.(2)	239,584	27,638,410
M&T Bank Corp.(2)	163,112	28,944,224
Wells Fargo & Co.(2)	752,227	33,000,199
		$ 111,983,547
Beverages — 2.3%
PepsiCo, Inc.(2)	251,615	$ 44,022,560
		$ 44,022,560
Building Products — 0.6%
Johnson Controls International PLC	217,718	$ 11,737,177
		$ 11,737,177
Capital Markets — 2.6%
Charles Schwab Corp. (The)(2)	337,623	$ 23,312,868
Goldman Sachs Group, Inc. (The)(2)	77,087	25,700,035
		$ 49,012,903
Chemicals — 2.3%
FMC Corp.(2)	183,252	$ 20,359,297
Linde PLC	75,787	22,887,674
		$ 43,246,971
Security	Shares	Value
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	159,310	$ 26,216,054
		$ 26,216,054
Containers & Packaging — 0.8%
Packaging Corp. of America	108,001	$ 15,186,021
		$ 15,186,021
Electric Utilities — 1.6%
Constellation Energy Corp.	164,282	$ 10,859,040
NextEra Energy, Inc.(2)	240,454	20,315,959
		$ 31,174,999
Electrical Equipment — 2.2%
AMETEK, Inc.	155,389	$ 19,190,541
Eaton Corp. PLC(2)	148,822	22,083,697
		$ 41,274,238
Equity Real Estate Investment Trusts (REITs) — 2.2%
EastGroup Properties, Inc.(2)	129,348	$ 22,059,008
Mid-America Apartment Communities, Inc.	107,526	19,970,804
		$ 42,029,812
Food Products — 1.8%
Mondelez International, Inc., Class A(2)	522,919	$ 33,487,733
		$ 33,487,733
Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	137,880	$ 15,220,573
		$ 15,220,573
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.(2)	87,163	$ 47,271,981
		$ 47,271,981
Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.	168,795	$ 21,617,576
Starbucks Corp.	181,237	15,365,273
		$ 36,982,849
Household Products — 1.9%
Procter & Gamble Co. (The)(2)	254,704	$ 35,380,933
		$ 35,380,933
Insurance — 1.7%
American International Group, Inc.	426,231	$ 22,065,979

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd.(1)	222,802	$ 9,892,409
		$ 31,958,388
Interactive Media & Services — 5.0%
Alphabet, Inc., Class C(1)(2)	810,663	$ 94,555,732
		$ 94,555,732
Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)(2)	616,916	$ 83,252,814
		$ 83,252,814
IT Services — 6.6%
Accenture PLC, Class A(2)	132,499	$ 40,579,144
Amadeus IT Group S.A.(1)	301,186	17,562,216
Automatic Data Processing, Inc.(2)	117,026	28,217,309
Mastercard, Inc., Class A(2)	111,270	39,366,213
		$ 125,724,882
Life Sciences Tools & Services — 4.0%
Danaher Corp.(2)	124,310	$ 36,232,636
Thermo Fisher Scientific, Inc.(2)	40,800	24,415,128
Waters Corp.(1)	40,855	14,872,445
		$ 75,520,209
Machinery — 0.8%
Caterpillar, Inc.(2)	75,362	$ 14,940,516
		$ 14,940,516
Multiline Retail — 1.3%
Target Corp.	145,550	$ 23,779,959
		$ 23,779,959
Multi-Utilities — 1.0%
CMS Energy Corp.	282,318	$ 19,403,716
		$ 19,403,716
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.(2)	259,918	$ 42,569,370
ConocoPhillips	223,087	21,735,367
EOG Resources, Inc.(2)	161,845	18,000,401
Pioneer Natural Resources Co.	56,353	13,352,843
		$ 95,657,981
Security	Shares	Value
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	50,542	$ 13,803,020
		$ 13,803,020
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.(2)	414,570	$ 30,586,975
Eli Lilly & Co.(2)	144,743	47,720,320
Pfizer, Inc.(2)	726,557	36,698,394
Zoetis, Inc.	106,208	19,388,270
		$ 134,393,959
Road & Rail — 1.7%
CSX Corp.(2)	717,415	$ 23,194,027
Uber Technologies, Inc.(1)	403,713	9,467,070
		$ 32,661,097
Semiconductors & Semiconductor Equipment — 3.8%
Micron Technology, Inc.	286,635	$ 17,731,241
NVIDIA Corp.(2)	57,949	10,525,277
QUALCOMM, Inc.(2)	162,157	23,522,495
Texas Instruments, Inc.(2)	108,798	19,462,874
		$ 71,241,887
Software — 10.9%
Intuit, Inc.(2)	56,024	$ 25,556,468
Microsoft Corp.(2)	544,372	152,826,995
Salesforce, Inc.(1)	157,779	29,034,492
		$ 207,417,955
Specialty Retail — 0.9%
Lowe's Cos., Inc.(2)	88,087	$ 16,871,303
		$ 16,871,303
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.(2)	948,984	$ 154,219,390
		$ 154,219,390
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings, Ltd.(1)	409,249	$ 19,922,241
NIKE, Inc., Class B(2)	192,155	22,082,453
		$ 42,004,694

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.(1)	195,029	$ 27,900,849
		$ 27,900,849
Total Common Stocks (identified cost $1,248,969,202)		$1,922,744,276

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(3)	12,442,997	$ 12,442,997
Total Short-Term Investments (identified cost $12,442,997)		$ 12,442,997
Total Investments — 102.1% (identified cost $1,261,412,199)		$1,935,187,273
Total Written Call Options — (2.2)% (premiums received $14,448,332)		$ (41,950,005)
Other Assets, Less Liabilities — 0.1%		$ 2,694,554
Net Assets — 100.0%		$1,895,931,822
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Written Call Options (Exchange-Traded) — (2.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	185	$76,410,365	$3,830	8/1/22	$ (5,601,800)
S&P 500 Index	185	76,410,365	3,900	8/3/22	(4,291,075)
S&P 500 Index	185	76,410,365	3,950	8/5/22	(3,421,575)
S&P 500 Index	187	77,236,423	3,930	8/8/22	(3,843,785)
S&P 500 Index	186	76,823,394	3,870	8/10/22	(4,947,600)
S&P 500 Index	184	75,997,336	3,900	8/12/22	(4,401,280)
S&P 500 Index	182	75,171,278	3,950	8/15/22	(3,589,040)
S&P 500 Index	183	75,584,307	4,000	8/17/22	(2,893,230)
S&P 500 Index	182	75,171,278	4,065	8/19/22	(2,082,080)
S&P 500 Index	183	75,584,307	4,025	8/22/22	(2,663,565)
S&P 500 Index	183	75,584,307	4,025	8/24/22	(2,739,510)
S&P 500 Index	183	75,584,307	4,100	8/26/22	(1,475,465)
Total					$(41,950,005)
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options the Fund in effect sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $12,442,997, which represents 0.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$25,003,342	$198,861,951	$(223,862,580)	$(2,713)	$ —	$ —	$7,683	—
Liquidity Fund	—	128,950,530	(116,507,533)	—	—	12,442,997	53,098	12,442,997
Total				$(2,713)	$ —	$12,442,997	$60,781
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 122,456,581	$ —	$ —	$ 122,456,581
Consumer Discretionary	238,771,619	—	—	238,771,619
Consumer Staples	126,694,246	—	—	126,694,246
Energy	95,657,981	—	—	95,657,981
Financials	192,954,838	—	—	192,954,838
Health Care	272,406,722	—	—	272,406,722
Industrials	164,156,656	—	—	164,156,656
Information Technology	541,041,898	17,562,216	—	558,604,114
Materials	58,432,992	—	—	58,432,992
Real Estate	42,029,812	—	—	42,029,812
Utilities	50,578,715	—	—	50,578,715
Total Common Stocks	$1,905,182,060	$17,562,216*	$ —	$1,922,744,276

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 12,442,997	$ —	$ —	$ 12,442,997
Total Investments	$1,917,625,057	$17,562,216	$ —	$1,935,187,273
Liability Description
Written Call Options	$ (41,950,005)	$ —	$ —	$ (41,950,005)
Total	$ (41,950,005)	$ —	$ —	$ (41,950,005)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.